Label	Element	Value
PACE® Municipal Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

Prospectus Supplement  | August 1, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® Municipal Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE Municipal Fixed Income Investments ("PACE Municipal Fixed Income") and PACE International Emerging Markets Equity Investments ("PACE International Emerging Markets"), each a series of PACE Select Advisors Trust (each a "fund" and together, the "funds"). At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the funds' manager, the Board of Trustees of the Trust recently approved lower expense caps for each of the funds, to be effective immediately.

Effective immediately the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Municipal Fixed Income Investments
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 21 of the Multi-Class Prospectus is revised by replacing footnote 1 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to: (1) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2017 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2017, 0.90% for Class A, 1.40% for Class C and 0.65% for Class Y; and (2) waive its management fees through November 30, 2017 to reflect a lower management fee paid by the fund to UBS AM. Effective August 1, 2017, the expense caps noted in item (1) of the previous sentence are as follows: 0.82% for Class A, 1.32% for Class C and 0.57% for Class Y, and the waiver of management fees noted in item (2) of the previous sentence is terminated. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (1)) to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 22 of the Class P Prospectus is revised by replacing footnote 1 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to: (1) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2017 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2017, 0.65%; and (2) waive its management fees through November 30, 2017 to reflect a lower management fee paid by the fund to UBS AM. Effective August 1, 2017, the expense cap noted in item (1) of the previous sentence is 0.57%, and the waiver of management fees noted in item (2) of the previous sentence is terminated. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (1)) to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2017